Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note E – Leases
Balance sheet information related to leases at December 31 was as follows:

	2023	2022
Operating leases:
Operating lease right-of-use assets	$1,205	$1,294
Operating lease liabilities	1,205	1,294

The components of lease cost were as follows for the year ending December 31:
	2023	2022
Operating lease cost	$204	$185
Short-term lease expense	17	35

Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2023 are as follows:
Operating Leases
2024	$195
2025	195
2026	140
2027	109
2028	111
Thereafter	764
Total lease payments	1,514
Less: Imputed Interest	(309)
Total operating leases	$1,205

Other information at December 31 was as follows:

	2023	2022

Weighted-average remaining lease term for operating leases	13.0 years	12.1 years
Weighted-average discount rate for operating leases	2.91%	2.70%